Amounts receivable - Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 19,080	$ 18,285
Current taxes recoverable - Brazil	5,348	2,156
Current taxes recoverable - Other	1,142	506
Other receivables	28	28
Total trade and other current receivables	$ 25,598	$ 20,975